Operating costs - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating costs
Increase (decrease) in total operating costs	SFr (10.0)	SFr 3.3
Increase (decrease) in external research and development costs	(7.3)	1.0
Increase (decrease) in staff costs	(1.7)	2.3
Increase (decrease) in D&O insurance	SFr (1.0)
Increase in external research and development costs relating to dipraglurant clinical development		0.4
Increase in external research and development costs relating to discovery activities		SFr 0.6